Sales - Trade receivables - Net book value reconciliation (Details) - EUR (€) € in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2020	Dec. 31, 2019
Revenue [abstract]
Net book value of trade receivables in the opening balance	€ 5,320	€ 5,295
Business related variations	615	1
Changes in the scope of consolidation		50
Translation adjustment	(42)	28
Reclassifications and other items	6	(53)
Net book value of trade receivables in the closing balance	€ 5,899	€ 5,320